Investments in Affiliates (Summarized Balance Sheet Information) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Investment In Affiliates [Abstract]
Equity Method Investment, Summarized Financial Information, Current Assets	$ 889	$ 1,028
Property, plant and equipment, net	10,520	10,778
Other assets	2,687	2,664
Total assets	14,096	14,470
Current Liabilities	1,983	1,039
Non-current liabilities	7,359	8,139
Equity	4,754	5,292
Total liabilities and equity	$ 14,096	$ 14,470